Fair Value of Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value
Total impaired loans	$ 5,636	$ 6,176	$ 9,544	$ 9,353	$ 9,587
Total other real estate owned	3,607	3,987		7,351	6,904
Fair value
Assets and liabilities measured at fair value
Total	228,356	203,107
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured at fair value
Total	826	914
Significant Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value
Total	227,200	202,114
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Total	330	79
Non-recurring basis | Fair value
Assets and liabilities measured at fair value
Total impaired loans	5,467	6,176		9,351
Total other real estate owned	3,607	3,987		7,351
Total	9,074	10,163		16,702
Non-recurring basis | Fair value | Commercial & Industrial
Assets and liabilities measured at fair value
Total impaired loans	80	37		44
Non-recurring basis | Fair value | Mortgage-residential
Assets and liabilities measured at fair value
Total impaired loans	868	357		622
Total other real estate owned	143	488		4,278
Non-recurring basis | Fair value | Mortgage-commercial
Assets and liabilities measured at fair value
Total impaired loans	4,514	5,772		8,666
Total other real estate owned	3,163	3,198		917
Non-recurring basis | Fair value | Consumer, Other
Assets and liabilities measured at fair value
Total impaired loans	5	10		19
Non-recurring basis | Fair value | Construction
Assets and liabilities measured at fair value
Total other real estate owned	301	301		2,156
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Total impaired loans	5,467	6,176		9,351
Total other real estate owned	3,607	3,987		7,351
Total	9,074	10,163		16,702
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Commercial & Industrial
Assets and liabilities measured at fair value
Total impaired loans	80	37		44
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage-residential
Assets and liabilities measured at fair value
Total impaired loans	868	357		622
Total other real estate owned	143	488		4,278
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage-commercial
Assets and liabilities measured at fair value
Total impaired loans	4,514	5,772		8,666
Total other real estate owned	3,163	3,198		917
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Consumer, Other
Assets and liabilities measured at fair value
Total impaired loans	5	10		19
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Construction
Assets and liabilities measured at fair value
Total other real estate owned	$ 301	$ 301		$ 2,156